3. Investment Securities: Held-to-maturity Securities (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Held-to-maturity Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2018

Obligations of states and
political subdivisions	$ 787,987	$ 10,405	$ (5,109)	$ 793,283

December 31, 2017
Obligations of states and
political subdivisions	$ 5,010,190	$ 26,507	$ (21,384)	$ 5,015,313